LONG TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2015
LONG-TERM DEBT
Schedule of long-term borrowings, including current portion

	As of December 31,
	2014	2015

Long-term bank borrowing guaranteed by a guarantee agent	56,000,000	32,000,000
Long-term borrowings collateralized by vehicles	579,909,183	530,173,126
Long-term bank borrowings collateralized by receivables	317,445,725	304,421,239
Entrusted long-term borrowing from a related party	—	300,000,000
2018 Senior Notes	—	1,255,989,958

Subtotal	953,354,908	2,422,584,323

Less: Current portion of long-term debt	(240,122,039)	(453,131,683)

Total long-term debt	713,232,869	1,969,452,640

Schedule of future principle maturities of long-term debt	Future principal maturities of long-term debt as of December 31, 2015 are as follows:
Years Ended December 31,	Amount (RMB)
2016	453,131,683
2017	378,292,127
2018	1,633,890,555

Total	2,465,314,365